Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 91,826	$ 93,032
Demand deposits with banks - Interest bearing	151,104	258,239
Cash equivalents - Interest bearing	1,403,718	1,749,516
Cash and cash equivalents	1,646,648	2,100,787
Securities purchased under agreements to resell	187,274	59,871
Short-term investments	1,038,037	884,478
Investment in securities
Equity securities at fair value	0	236
Available-for-sale investments	1,831,129	1,988,865
Held-to-maturity	3,461,097	3,738,080
Total investment in securities	5,292,226	5,727,181
Loans
Loans	4,771,608	5,121,391
Allowance for credit losses	(25,759)	(24,961)
Loans, net of allowance for credit losses	4,745,849	5,096,430
Premises, equipment and computer software, net	154,362	146,141
Goodwill	24,107	22,892
Other intangible assets, net	74,800	51,478
Equity method investments	7,063	12,484
Other real estate owned, net	450	800
Accrued interest and other assets	203,204	203,520
Total assets	13,374,020	14,306,062
Deposits
Non-interest bearing	2,656,659	3,039,701
Interest bearing	9,330,049	9,951,375
Total deposits	11,986,708	12,991,076
Employee benefit plans	88,694	92,018
Accrued interest and other liabilities	196,531	185,864
Total other liabilities	285,225	277,882
Long-term debt	98,490	172,289
Total liabilities	12,370,423	13,441,247
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 47,529,045 (2022: 50,277,466)	475	503
Additional paid-in capital	988,904	1,032,632
Retained earnings	342,520	229,732
Less: treasury common shares, at cost: 619,212 (2022: 619,212)	(18,104)	(20,600)
Accumulated other comprehensive income (loss)	(310,198)	(377,452)
Total shareholders’ equity	1,003,597	864,815
Total liabilities and shareholders’ equity	$ 13,374,020	$ 14,306,062